Inventory, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventory, net
Schedule of inventory
	December 31,	December 31,
	2024	2023
Raw materials	$187,497	$234,846
Finished products	3,751	1,518
Total inventory	$191,248	$236,364